Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 133,000	$ 76,000	$ 1,000
Prepaid expenses	123,000	120,000
Total current assets	256,000	196,000	1,000
Total assets	256,000	196,000	1,000
Current liabilities
Accounts payable	2,312,000	2,309,000	2,257,000
Due to related parties	5,000	46,000	4,000
Accrued expenses	4,041,000	3,110,000	2,112,000
Accrued dividends	453,000	5,477,000	4,083,000
Term loans	6,870,000	5,677,000	5,677,000
Convertible notes payable, net	1,122,000	986,000	641,000
Derivative liabilities	7,260,000	7,697,000
Total current liabilities	22,063,000	25,302,000	14,774,000
Total liabilities	22,063,000	25,302,000	14,774,000
Commitments and contingencies (Note 9)
Stockholders’ deficit
Preferred stock, value
Common stock value	18,000	5,000	3,000
Additional paid-in capital	33,547,000	27,906,000	29,836,000
Accumulated deficit	(55,370,000)	(53,017,000)	(44,612,000)
Treasury stock (5,954 shares)	(2,000)
Total stockholders’ deficit	(21,807,000)	(25,106,000)	(14,773,000)
Total liabilities and stockholders’ deficit	256,000	196,000	1,000
Series C Convertiable Preferred Stock [Member]
Stockholders’ deficit
Preferred stock, value
Series D Convertiable Preferred Stock [Member]
Stockholders’ deficit
Preferred stock, value
Series E Convertiable Preferred Stock [Member]
Stockholders’ deficit
Preferred stock, value
Series F Convertiable Preferred Stock [Member]
Stockholders’ deficit
Preferred stock, value
Series G Convertiable Preferred Stock [Member]
Stockholders’ deficit
Preferred stock, value